Non-Controlling Interest in Consolidated Subsidiaries - Summary of Non-Controlling Accumulated Other Comprehensive Loss (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Remeasurements of the net defined benefits liability	$ (7)			$ (167)	$ 144
Valuation of the effective portion of derivative financial instruments	(439)	$ (22)		1,732	$ 122
Non-controlling interest [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Exchange differences on translation foreign operation	7,150			(199)
Remeasurements of the net defined benefits liability	(274)			(304)
Valuation of the effective portion of derivative financial instruments	56			195
Accumulated other comprehensive loss	$ 6,932			$ (308)

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3